Note 11 - Capital Leased Assets and Capital Lease Obligations - Capital Lease Obligations (Details) $ in Thousands	Jun. 30, 2017 USD ($)
Capital lease obligation – current	$ 33,210
Less: current portion of financing costs	(859)
Capital lease obligation – non-current	359,749
Less: non-current portion of financing costs	(3,516)
Total	$ 388,584